Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity

Note 2 – Liquidity

Historically, the Company has funded its cash and liquidity needs primarily through revenue collection, equity financings, and convertible notes. For the three months ended March 31, 2023, and 2022, the Company incurred a net loss of approximately $2.6 million and $2.8 million, respectively, and has an accumulated deficit of approximately $52.3 million as of March 31, 2023. Approximately $0.9 million of the net loss was related to non-cash expenses for the three months ended March 31, 2023, compared to $0.9 million for the three months ended March 31, 2022.

The Company has been dependent on raising capital from debt and equity financings to meet its needs for cash flow used in operating and investing activities. During the first three months of 2023, the Company received net proceeds of approximately $2.7 million for the sale of its common stock par value $0.0001 per share (“Common Stock”) as well as approximately $0.7 million from the sale of convertible notes. During the first three months of 2022, the Company received proceeds of approximately $0.3 million for the sale of Common Stock. Over the next 12 months, the Company’s plan includes opening additional INVO Centers, completing the acquisition of Wisconsin Fertility Institute and pursuing additional IVF clinic acquisitions. Until the Company can generate positive cash from operations, it will need to raise additional funding to meet its liquidity needs and to execute its business strategy. As in the past, the Company will seek debt and/or equity financing, which may not be available on reasonable terms, if at all.

Although the Company’s audited financial statements for the year ended December 31, 2022 were prepared under the assumption that it would continue operations as a going concern, the report of the Company’s independent registered public accounting firm that accompanies the Company’s financial statements for the year ended December 31, 2022 contains a going concern qualification in which such firm expressed substantial doubt about the Company’s ability to continue as a going concern, based on the financial statements at that time. Specifically, as noted above, the Company has incurred significant operating losses and the Company expects to continue to incur significant expenses and operating losses as it continues to ramp up the commercialization of INVOcell and develop new INVO Centers. These prior losses and expected future losses have had, and will continue to have, an adverse effect on the Company’s financial condition. If the Company cannot continue as a going concern, its stockholders would likely lose most or all of their investment in the Company.

Note 2 – Liquidity

Historically, the Company has funded its cash and liquidity needs through operating cash flow, equity financings, and notes payable. For the years ended December 31, 2022 and 2021, the Company incurred a net loss of approximately $10.9 million and $6.7 million, respectively, and has an accumulated deficit of approximately $49.8 million as of December 31, 2022. Approximately $3.0 million of the net loss was related to non-cash expenses for the year ended December 31, 2022, compared to $4.2 million for the year ended December 31, 2021

The Company has been dependent on raising capital through debt and equity financings to meet its needs for cash used in operating and investing activities. During 2021, the Company received proceeds of approximately $3.7 million from the sale of stock, converted approximately $1.5 million of outstanding debt to equity and received approximately $0.4 million of proceeds from unit purchase option and warrant exercises. During 2022, the Company received proceeds of $0.8 million from demand notes and net proceeds of approximately $0.3 million for the sale of its common stock. Over the next 12 months, the Company’s plan includes opening additional INVO Centers, completing the acquisition of Wisconsin Fertility Institute and pursuing additional IVF clinic acquisitions. Until the Company can generate a sufficient amount of cash from operations, it will need to raise additional funding to meet its liquidity needs and to execute its business strategy. As in the past, the Company will seek debt and/or equity financing, which may not be available on reasonable terms, if at all.

Although the Company’s audited consolidated financial statements for the year ended December 31, 2022 were prepared under the assumption that it would continue operations as a going concern, the report of the Company’s independent registered public accounting firm that accompanies the Company’s consolidated financial statements for the year ended December 31, 2022 contains a going concern qualification in which such firm expressed substantial doubt about the Company’s ability to continue as a going concern, based on the consolidated financial statements at that time. Specifically, as noted above, the Company has incurred significant operating losses and the Company expects to continue to incur significant expenses and operating losses as it continues to ramp up the commercialization of INVOcell and develop new INVO Centers. These prior losses and expected future losses have had, and will continue to have, an adverse effect on the Company’s financial condition. If the Company cannot continue as a going concern, its stockholders would likely lose most or all of their investment in the Company.